Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cost of goods sold
Provisions for loss on firm purchase commitment	$ 0	$ 1,120	$ 0
Provisions for inventory write-downs	6,113	180,213	311,999
Provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable	$ 3,872	$ 22,425	$ 20,582